Commitments and Contingencies - Summary Of Lease Term And Discount Rate (Details) - A Place For Rover INC	Jun. 30, 2021
Lessee Lease Description [Line Items]
Weighted-average discount rate	7.23%
Weighted-average remaining lease term (years)	8 years 3 months 7 days